UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bradley Cymbol
Title: Chief Financial Officer
Phone: 646-563-7620

Signature, Place, and Date of Signing:
Bradley Cymbol  New York, NY  February 14, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:16
Form 13F Information Table Value Total:  $ 177,618


						(thousands)
List of Other Included Managers:
  None

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
    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
BANCORP INC	COM	05969A105	 8,913 	1232732	SH		SOLE		1232732
BANNER CORPORATION	COM	06652V109	 25,033 	1459640	SH		SOLE		1459640
CITIZENS REPUBLIC BANCORP INC	COM	174420109	 19,653 	1723922	SH		SOLE		1723922
COBIZ FINANCIAL INC	COM	190897108	 13,650 	2365651	SH		SOLE		2365651
COMPUCREDIT CORP	COM	20478T107	 4,405 	1190631	SH		SOLE		1190631
FIRST MERCHANTS CORP	COM	320817109	 2,644 	312150	SH		SOLE		312150
MERCANTILE BANK CORP	COM	587376104	 8,095 	830266	SH		SOLE		830266
NEWSTAR FINANCIAL INC	COM	65251F105	 24,757 	2434312	SH		SOLE		2434312
PRIMUS GUARANTY LTD	COM	G72457107	 29,740 	6069457	SH		SOLE		6069457
SEACOAST BANKING CORP INC	COM	811707306	 2,561 	1684895	SH		SOLE		1684895
STERLING FINANCIAL CORP	COM	859319105	 6,305 	377528	SH		SOLE		377528
SUFFOLK BANKCORP ORD	COM	864739107	 809 	75000	SH		SOLE		75000
SUN BANCORP INC	COM	86663B102	 1,719 	710382	SH		SOLE		710382
SYNOVUS FINANCIAL CORP	COM	87161C105	 6,063 	4299744	SH		SOLE		4299744
TAYLOR CAPITAL GROUP INC	COM	876851106	 20,974 	2157783	SH		SOLE		2157783
TREE COM INC	COM	894675107	 2,297 	410920	SH		SOLE		410920